Income Taxes (Details) (USD $) In Millions, unless otherwise specified	2 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2014	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor
Income taxes
Effective tax rate (as a percent)	22.00%	35.00%	25.10%
Interest refund allocation from AIG related to IRS audit adjustments			$ 9.9